Subsequent Events (Details)	2 Months Ended				6 Months Ended
	Aug. 31, 2026 HKD ($) bitcoin	Aug. 31, 2026 USD ($)	Aug. 31, 2026 HKD ($) bitcoin $ / units	Aug. 31, 2026 HKD ($) bitcoin $ / Unit	Jun. 30, 2026 HKD ($) bitcoin	Jun. 30, 2026 USD ($) bitcoin	Jun. 30, 2025 HKD ($)	Aug. 31, 2026 USD ($) bitcoin	Aug. 01, 2026 HKD ($) subsidiary	Jul. 31, 2026 HKD ($)	Mar. 27, 2026 bitcoin	Dec. 31, 2025 bitcoin
Subsequent Event [Line Items]
Change in fair value of derivative liabilities					$ 2,158,422	$ 275,239	$ 0
Subsequent event
Subsequent Event [Line Items]
Operating lease, monthly payment									$ 350,000	$ 220,000
Operating lease, right-of-use asset									3,700,000
Operating lease, liabilities									$ 3,700,000
Subsequent event | BERMUDA
Subsequent Event [Line Items]
Number of subsidiaries established | subsidiary									2
Bitcoin Cash
Subsequent Event [Line Items]
Units | bitcoin					50,000	50,000					20,000	60,000
Bitcoin Cash | Subsequent event
Subsequent Event [Line Items]
Units | bitcoin	1,183		1,183	1,183				1,183
Change in fair value of derivative liabilities	$ 2,100,000	$ 300,000
Average revenue price			1,796	290
Digital assets | Subsequent event
Subsequent Event [Line Items]
Crypto asset, fair value	$ 1,749,401,655		$ 1,749,401,655	$ 1,749,401,655				$ 223,081,058